Income Taxes - PRC statutory income tax rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Income Taxes
Income before income tax expense	¥ 191,650	$ 27,604	¥ 324,447	¥ 295,751
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at PRC statutory income tax rate	¥ (47,912)	$ (6,901)	¥ (81,112)	¥ (73,938)
Impact of different tax rates in other jurisdictions	7,853	1,131	(969)	(1,100)
Preferential tax treatments and tax holiday effects	2,578	371	1,110	(73)
Super deduction of qualified R&D expenditures	251	36	173	13
Expenses not deductible (including expenses accrued for share-based compensation amounting to RMB5,487, RMB1,835 and RMB1,302 for the years ended June 30, 2021, 2022 and 2023, respectively)	(5,662)	(816)	(3,011)	(9,737)
Valuation allowance on deferred tax assets	(19,635)	(2,827)	(4,769)	(3,259)
Tax effect on Impairment loss of goodwill	(8,853)	(1,275)
Income tax expense	(71,380)	$ (10,281)	(88,578)	(88,094)
Expenses accrued (reversal) for share-based compensation	¥ 1,302		¥ 1,835	¥ 5,487